Share-based payments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Share-based payments
11. Share-based payments
Immatics N.V. has two share-based payment plans. In June 2020, Immatics N.V. established an initial equity incentive plan (“2020 Equity Plan”). At the Annual General Meeting on June 13, 2022, Immatics shareholders approved the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”). The 2022 Equity Plan allows the company to grant additional options.
Immatics GmbH previously issued share-based awards to employees under two different plans. Under the GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics GmbH 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which contained the possibility to function as either a SAR or a stock option. The Group accounted for awards issued under the 2016 Plan, which were redeemable in either cash or equity shares at the Group’s discretion, as equity-settled.
As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. Under the 2020 Equity Plan, management and employees have been granted different types of options, all of which are equity-settled transactions. As part of the replacement, active employees and management members received stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vested in full on July 31, 2021. The awards have a 10-year contract life.
Share-based Awards
The share-based awards, that were received by employees as part of the conversion, consisted of Re-investment Shares, Matching Stock Options and Converted Stock Options as described below.
In accordance with the employee re-investment elections, employees received 733,598 shares in Immatics N.V. (“Re-investment Shares”), which had a fair value of €8.5 million based on the ARYA share price of $15.15, as of the merger on July 1, 2020. The Re-investment Shares issued represented a modification of awards previously granted under the 2010 Plan and the 2016 Plan. For each ordinary Re-investment Share received, active employees and management members also received two stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vested in full on July 31, 2021. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a 10-year contract life.
Matching Stock Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,348,004
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	720
Matching Stock Options expired	10.00	4,636
Matching Stock Options outstanding on December 31,	10.00	1,342,648
Matching Stock Options exercisable on December 31,	10.00	1,342,648
Weighted average remaining contract life (years)	6.50
Matching Stock Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	11,910
Matching Stock Options expired	10.00	46,554
Matching Stock Options outstanding on December 31,	10.00	1,348,004
Matching Stock Options exercisable on December 31,	10.00	1,348,004
Weighted average remaining contract life (years)	7.50

Matching Stock Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	10.00	6,834
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,406,468
Matching Stock Options exercisable on December 31,	10.00	1,406,468
Weighted average remaining contract life (years)	8.50
For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms as the previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V. are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period.
The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V. and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Converted Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.74	525,181
Converted Options forfeited	1.14	909
Converted Options exercised	1.24	20,951
Converted Options expired	0.85	11
Converted Options outstanding on December 31,	2.81	503,310
Converted Options exercisable on December 31,	2.81	503,310
Weighted average remaining contract life (years)	4.01

Converted Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.36	12,328
Converted Options exercised	1.24	20,337
Converted Options expired	1.35	8,465
Converted Options outstanding on December 31,	2.74	525,181
Converted Options exercisable on December 31,	2.75	392,258
Weighted average remaining contract life (years)	5.01
Converted Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.30	18,548
Converted Options exercised	1.29	8,180
Converted Options expired	1.29	1,805
Converted Options outstanding on December 31,	2.64	566,311
Converted Options exercisable on December 31,	2.61	193,727
Weighted average remaining contract life (years)	6.01
Additional grants under the 2020 and 2022 Equity Plan
Service Options
Under the 2020 Equity Plan and the 2022 Equity Plan, Immatics also issues employee stock options with a service requirement (“Service Options”) to acquire shares of Immatics N.V. The service-based options for employees including management will vest on a four-year time-based vesting schedule. Under the 2022 Equity Plan, annual service options for members of the Board of Directors will vest entirely after one year. Service Options are granted on a recurring basis. The Company granted Service Options, which were accounted for using the respective grant date fair value.

Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $6.99, $6.93 and $7.88 for Service Option granted during the years ended December 31, 2023, 2022 and 2021, respectively and used the following assumptions:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Exercise price in USD	$9.28	$9.39	$11.22
Underlying share price in USD	$9.28	$9.39	$11.22
Volatility	87.98%	85.44%	82.18%
Time period (years)	6.06	6.07	6.11
Risk-free rate	4.07%	3.48%	1.27%
Dividend yield	0.00%	0.00%	0.00%
Service Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.07	6,129,160
Service Options granted in 2023	9.28	2,004,838
Service Options forfeited	9.70	326,895
Service Options exercised	9.96	12,832
Service Options expired	10.85	36,297
Service Options outstanding on December 31,	9.87	7,757,974
Service Options exercisable on December 31,	10.06	3,048,090
Weighted average remaining contract life (years)	8.41
Service Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in 2022	9.39	2,619,720
Service Options forfeited	10.63	182,832
Service Options exercised	10.40	16,312
Service Options expired	10.22	17,035
Service Options outstanding on December 31,	10.07	6,129,160
Service Options exercisable on December 31,	10.33	1,438,413
Weighted average remaining contract life (years)	8.87

Service Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in 2021	11.22	1,967,708
Service Options forfeited	10.01	149,178
Service Options exercised	10.00	3,093
Service Options expired	—	—
Service Options outstanding on December 31,	10.57	3,725,619
Service Options exercisable on December 31,	9.86	557,401
Weighted average remaining contract life (years)	9.36
Performance-Based Options (“PSUs”)
In addition, after the closing of the ARYA Merger, certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively. The Company granted PSUs on September 28, 2021, which were accounted for by considering a fair value of $8.00. A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of September 28, 2021
Exercise price in USD	$12.92
Underlying share price in USD	$12.92
Volatility	77.16%
Time period (years)	3.75
Risk-free rate	1.49%
Dividend yield	0.00%
PSUs outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited	10.00	24,000
PSUs outstanding on December 31,	10.08	3,642,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	6.55

PSUs outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted in 2022	—	—
PSUs forfeited	10.00	30,000
PSUs outstanding on December 31,	10.08	3,666,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	7.55
PSUs outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.00	3,644,000
PSUs granted in 2021	12.92	100,000
PSUs forfeited	10.00	48,000
PSUs outstanding on December 31,	10.08	3,696,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	8.55
The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2023, 2022 and 2021 as set out below:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Research and development expenses	(11,972)	(12,925)	(15,564)
General and administrative expenses	(8,733)	(9,645)	(10,839)

Total share-based compensation	(20,705)	(22,570)	(26,403)